FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
The following table summarizes the fair value of financial instruments at December 31, 2018 and 2017:

Fair Value of Financial Instruments at Dec 31	2018				2017
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Cash equivalents	$566	$—	$—	$566	$2,280	$—	$—	$2,280
Marketable securities	$100	$—	$—	$100	$4	$—	$—	$4
Other investments:
Debt securities:
Government debt [1]	$714	$9	$(23)	$700	$637	$13	$(11)	$639
Corporate bonds	1,026	20	(63)	983	704	32	(3)	733
Total debt securities	$1,740	$29	$(86)	$1,683	$1,341	$45	$(14)	$1,372
Equity securities [2]	16	1	(1)	16	164	2	(26)	140
Total other investments	$1,756	$30	$(87)	$1,699	$1,505	$47	$(40)	$1,512
Total cash equivalents, marketable securities and other investments	$2,422	$30	$(87)	$2,365	$3,789	$47	$(40)	$3,796
Long-term debt including debt due within one year [3]	$(19,591)	$351	$(972)	$(20,212)	$(20,505)	$6	$(2,104)	$(22,603)
Derivatives relating to:
Interest rates	$—	$—	$(64)	$(64)	$—	$—	$(4)	$(4)
Foreign currency	—	120	(43)	77	—	22	(112)	(90)
Commodities [4]	—	91	(178)	(87)	—	130	(256)	(126)
Total derivatives	$—	$211	$(285)	$(74)	$—	$152	$(372)	$(220)

1.	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.

2.	Equity securities with a readily determinable fair value. Presented in accordance with ASU 2016-01. See Note 2 for additional information.

3.
Cost includes fair value hedge adjustments of $18 million at December 31, 2018 and $19 million at December 31, 2017 on $2,290 million of debt at December 31, 2018 and $2,390 million of debt at December 31, 2017.

4.	Presented net of cash collateral where master netting arrangements allow.

Cost approximates fair value for all other financial instruments.

Cash Equivalents
At December 31, 2018, the Company had $410 million ($1,771 million at December 31, 2017) of held-to-maturity securities (primarily treasury bills and time deposits) classified as cash equivalents, as these securities had maturities of three months or less at the time of purchase. The Company’s investments in held-to-maturity securities are held at amortized cost, which approximates fair value. At December 31, 2018, the Company had investments in money market funds of $156 million classified as cash equivalents ($509 million at December 31, 2017).

Marketable Securities
At December 31, 2018, the Company had $100 million ($4 million at December 31, 2017) of debt securities with maturities of less than one year at the time of purchase.

Debt Securities
The Company’s investments in debt securities are primarily classified as available-for-sale. The following table provides the investing results from available-for-sale securities for the years ended December 31, 2018, 2017 and 2016.

Investing Results [1]
In millions	2018	2017	2016
Proceeds from sales of available-for-sale securities	$1,053	$245	$396
Gross realized gains	$21	$5	$15
Gross realized losses	$30	$—	$1

1.	Prior period amounts were updated to conform with the current year presentation as a result of the adoption of ASU 2016-01. See Note 2 for additional information.

The following table summarizes the contractual maturities of the Company’s investments in debt securities:

Contractual Maturities of Debt Securities at Dec 31, 2018 [1]	Amortized Cost	Fair Value
In millions
Within one year	$124	$124
One to five years	455	444
Six to ten years	717	683
After ten years	444	432
Total	$1,740	$1,683
1. Includes marketable securities with maturities of less than one year.

Portfolio managers regularly review the Company’s holdings to determine if any investments in debt securities are other-than-temporarily impaired. The analysis includes reviewing the amount of the impairment, as well as the length of time it has been impaired.

The credit rating of the issuer, current credit rating trends, the trends of the issuer’s overall sector, the ability of the issuer to pay expected cash flows and the length of time the security has been in a loss position are considered in determining whether unrealized losses represent an other-than-temporary impairment. The Company did not have any credit-related losses in 2018, 2017 or 2016.

The following tables provide the fair value and gross unrealized losses of the Company’s investments in debt securities that were deemed to be temporarily impaired at December 31, 2018 and 2017, aggregated by investment category:

Temporarily Impaired Debt Securities at Dec 31, 2018	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
In millions
Government debt [1]	$287	$(17)	$187	$(6)	$474	$(23)
Corporate bonds	724	(58)	64	(5)	788	(63)
Total temporarily impaired debt securities	$1,011	$(75)	$251	$(11)	$1,262	$(86)

1.	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities' obligations.

Temporarily Impaired Debt Securities at Dec 31, 2017	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
In millions
Government debt [1]	$295	$(4)	$151	$(7)	$446	$(11)
Corporate bonds	163	(2)	19	(1)	182	(3)
Total temporarily impaired debt securities	$458	$(6)	$170	$(8)	$628	$(14)

1.	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities' obligations.

Equity Securities
The Company’s investments in equity securities with a readily determinable fair value totaled $16 million at December 31, 2018 ($140 million at December 31, 2017). The aggregate carrying value of the Company’s investments in equity securities where fair value is not readily determinable totaled $204 million at December 31, 2018, reflecting the carrying value of the investments. There were no material adjustments to the carrying value of the not readily determinable investments for impairment or observable price changes for the year ended December 31, 2018. The net unrealized gain recognized in earnings on equity securities totaled $7 million for the year ended December 31, 2018.

Repurchase and Reverse Repurchase Agreement Transactions
The Company enters into repurchase and reverse repurchase agreements. These transactions are accounted for as collateralized borrowings and lending transactions bearing a specified rate of interest and are short-term in nature with original maturities of 30 days or less. The underlying collateral is typically treasury bills with longer maturities than the repurchase agreement. The impact of these transactions is not material to the Company’s results. There were no repurchase or reverse repurchase agreements outstanding at December 31, 2018 and 2017.

Risk Management
The Company’s business operations give rise to market risk exposure due to changes in foreign exchange rates, interest rates, commodity prices and other market factors such as equity prices. To manage such risks effectively, the Company enters into hedging transactions, pursuant to established guidelines and policies that enable it to mitigate the adverse effects of financial market risk. Derivatives used for this purpose are designated as hedges per the accounting guidance related to derivatives and hedging activities, where appropriate. A secondary objective is to add value by creating additional non-specific exposure within established limits and policies; derivatives used for this purpose are not designated as hedges. The potential impact of creating such additional exposures is not material to the Company’s results. Accounting guidance requires companies to recognize all derivative instruments as either assets or liabilities at fair value.

The Company’s risk management program for interest rate, foreign currency and commodity risks is based on fundamental, mathematical and technical models that take into account the implicit cost of hedging. Risks created by derivative instruments and the mark-to-market valuations of positions are strictly monitored at all times, using value-at-risk and stress tests. Counterparty credit risk arising from these contracts is not significant because the Company minimizes counterparty concentration, deals primarily with major financial institutions of solid credit quality, and the majority of its hedging transactions mature in less than three months. In addition, the Company minimizes concentrations of credit risk through its global orientation by transacting with large, internationally diversified financial counterparties. It is the Company’s policy to not have credit risk-related contingent features in its derivative instruments. No significant concentration of counterparty credit risk existed at December 31, 2018. The Company does not anticipate losses from credit risk, and the net cash requirements arising from counterparty risk associated with risk management activities are not expected to be material in 2019.

The Company revises its strategies as market conditions dictate and management reviews its overall financial strategies and the impacts from using derivatives in its risk management program with the Company’s senior leadership who also reviews these strategies with the Dow Inc. Board and/or relevant committees thereof.

The notional amounts of the Company's derivative instruments presented on a net basis at December 31, 2018 and 2017, were as follows:

Notional Amounts - Net	Dec 31, 2018	Dec 31, 2017
In millions
Derivatives designated as hedging instruments:
Interest rate swaps	$2,049	$185
Foreign currency contracts	$4,457	$4,343
Derivatives not designated as hedging instruments:
Interest rate swaps	$5	$—
Foreign currency contracts	$19,285	$12,041

The notional amounts of the Company's commodity derivatives at December 31, 2018 and 2017, were as follows:

Commodity Notionals - Net	Dec 31, 2018	Dec 31, 2017	Notional Volume Unit

Derivatives designated as hedging instruments:
Hydrocarbon derivatives	39.9	71.3	million barrels of oil equivalent
Derivatives not designated as hedging instruments:
Hydrocarbon derivatives	1.2	4.1	million barrels of oil equivalent
Power derivatives	73.9	—	thousands of megawatt hours

Interest Rate Risk Management
The main objective of interest rate risk management is to reduce the total funding cost to the Company and to alter the interest rate exposure to the desired risk profile. To achieve this objective, the Company hedges using interest rate swaps, “swaptions,” and exchange-traded instruments. At December 31, 2018, the Company had open interest rate swaps with maturity dates that extend through 2022.

Foreign Currency Risk Management
The global nature of the Company's business requires active participation in the foreign exchange markets. The Company has assets, liabilities and cash flows in currencies other than the U.S. dollar. The primary objective of the Company's foreign currency risk management is to optimize the U.S. dollar value of net assets and cash flows. To achieve this objective, the Company hedges on a net exposure basis using foreign currency forward contracts, over-the-counter option contracts, cross-currency swaps and nonderivative instruments in foreign currencies. Exposures primarily relate to assets, liabilities and bonds denominated in foreign currencies, as well as economic exposure, which is derived from the risk that currency fluctuations could affect the dollar value of future cash flows related to operating activities. At December 31, 2018, the Company had foreign currency contracts with various expiration dates, through 2019.

Commodity Risk Management
The Company has exposure to the prices of commodities in its procurement of certain raw materials. The primary purpose of commodity hedging activities is to manage the price volatility associated with these forecasted inventory purchases. At December 31, 2018, the Company had futures contracts, options and swaps to buy, sell or exchange commodities. These agreements have various expiration dates through 2022.

Derivatives Not Designated in Hedging Relationships
Foreign Currency Contracts
The Company also uses foreign exchange forward contracts, options and cross-currency swaps that are not designated as hedging instruments primarily to manage foreign currency exposure.

Commodity Contracts
The Company utilizes futures, options and swap instruments that are effective as economic hedges of commodity price exposures, but do not meet hedge accounting criteria for derivatives and hedging, to reduce exposure to commodity price fluctuations on purchases of raw materials and inventory.

Interest Rate Contracts
The Company uses swap instruments that are not designated as hedging instruments to manage interest rate exposures. The Company uses interest rate swaps, "swaptions," and exchange-traded instruments to accomplish this objective.

Accounting for Derivative Instruments and Hedging Activities
Cash Flow Hedges
For derivatives that are designated and qualify as cash flow hedging instruments, the gain or loss on the derivative is recorded in AOCL; it is reclassified to income in the same period or periods that the hedged transaction affects income. The unrealized amounts in AOCL fluctuate based on changes in the fair value of open contracts at the end of each reporting period. The Company anticipates volatility in AOCL and net income from its cash flow hedges. The amount of volatility varies with the level of derivative activities and market conditions during any period.

The net gain from interest rate hedges included in AOCL at December 31, 2018 was $23 million after tax (net loss of $3 million after tax at December 31, 2017). These contracts have maturity dates that extend through 2022.

The Company had open foreign currency contracts designated as cash flow hedges of the currency risk associated with forecasted transactions not extending beyond 2019. The portion of the mark-to-market effects of the foreign currency contracts is recorded in AOCL; it is reclassified to income in the same period or periods that the underlying item affects income. The net gain from the foreign currency hedges included in AOCL at December 31, 2018 was $15 million after tax (net loss of $19 million after tax at December 31, 2017).

Commodity swaps, futures and option contracts with maturities of not more than 60 months are utilized and designated as cash flow hedges of forecasted commodity purchases. Current open contracts hedge forecasted transactions until December 2022. The designated portion of the mark-to-market effect of the cash flow hedge instrument is recorded in AOCL; it is reclassified to income in the same period or periods that the underlying commodity purchase affects income. The net loss from commodity hedges included in AOCL at December 31, 2018 was $87 million after tax (net loss of $73 million after tax at December 31, 2017).
Fair Value Hedges
For interest rate swap instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current period income and reflected as “Interest expense and amortization of debt discount” in the consolidated statements of income. The short-cut method is used when the criteria are met. At December 31, 2018 and 2017, the Company had no open interest rate swaps designated as fair value hedges of underlying fixed rate debt obligations.
Net Foreign Investment Hedges
For derivative instruments that are designated and qualify as net foreign investment hedges, the designated portion of the gain or loss on the derivative is included in “Cumulative translation adjustments” in AOCL. The Company had outstanding foreign-currency denominated debt designated as a hedge of net foreign investment of $182 million at December 31, 2018 ($177 million at December 31, 2017). The results of hedges of the Company’s net investment in foreign operations included in “Cumulative translation adjustments” in AOCL was a net gain of $113 million after tax for the year ended December 31, 2018 (net loss of $76 million after tax for the year ended December 31, 2017).

Amounts to be Reclassified within the Next Twelve Months
The net after-tax amounts to be reclassified from AOCL to income within the next 12 months are a $45 million loss for commodity contracts, a $13 million gain for foreign currency contracts and a $1 million gain for interest rate contracts.

The following tables provide the fair value and gross balance sheet classification of derivative instruments at December 31, 2018 and 2017:

Fair Value of Derivative Instruments		Dec 31, 2018
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheets
Asset derivatives:
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current assets	$98	$(42)	$56
Commodity contracts	Other current assets	47	(13)	34
Commodity contracts	Deferred charges and other assets	18	(3)	15
Total		$163	$(58)	$105
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	$128	$(64)	$64
Commodity contracts	Other current assets	41	(1)	40
Commodity contracts	Deferred charges and other assets	4	(2)	2
Total		$173	$(67)	$106
Total asset derivatives		$336	$(125)	$211

Liability derivatives:
Derivatives designated as hedging instruments:
Interest rate swaps	Other noncurrent obligations	$64	$—	$64
Foreign currency contracts	Accrued and other current liabilities	46	(42)	4
Commodity contracts	Accrued and other current liabilities	111	(18)	93
Commodity contracts	Other noncurrent obligations	86	(9)	77
Total		$307	$(69)	$238
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$103	$(64)	$39
Commodity contracts	Accrued and other current liabilities	7	(4)	3
Commodity contracts	Other noncurrent obligations	8	(3)	5
Total		$118	$(71)	$47
Total liability derivatives		$425	$(140)	$285

1.
Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.

Fair Value of Derivative Instruments		Dec 31, 2017
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheets
Asset derivatives:
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current assets	$51	$(46)	$5
Commodity contracts	Other current assets	20	(4)	16
Commodity contracts	Deferred charges and other assets	70	(5)	65
Total		$141	$(55)	$86
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	$75	$(58)	$17
Commodity contracts	Other current assets	50	(5)	45
Commodity contracts	Deferred charges and other assets	7	(3)	4
Total		$132	$(66)	$66
Total asset derivatives		$273	$(121)	$152

Liability derivatives:
Derivatives designated as hedging instruments:
Interest rate swaps	Other noncurrent obligations	$4	$—	$4
Foreign currency contracts	Accrued and other current liabilities	109	(46)	63
Commodity contracts	Accrued and other current liabilities	96	(15)	81
Commodity contracts	Other noncurrent obligations	143	(12)	131
Total		$352	$(73)	$279
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$107	$(58)	$49
Commodity contracts	Accrued and other current liabilities	45	(6)	39
Commodity contracts	Other noncurrent obligations	8	(3)	5
Total		$160	$(67)	$93
Total liability derivatives		$512	$(140)	$372

1.
Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.

Assets and liabilities related to forward contracts, interest rate swaps, currency swaps, options and other conditional or exchange contracts executed with the same counterparty under a master netting arrangement are netted. Collateral accounts are netted with corresponding assets or liabilities, when applicable. The Company posted cash collateral of $26 million at December 31, 2018 ($19 million at December 31, 2017). Counterparties posted cash collateral of $34 million with the Company at December 31, 2018 (zero at December 31, 2017).

Effect of Derivative Instruments	Amount of gain (loss) recognized in OCI [1]			Amount of gain (loss) recognized in income [2]
In millions	2018	2017	2016	2018	2017	2016	Income Statement Classification
Derivatives designated as hedging instruments:
Fair value hedges:
Interest rate swaps	$—	$—	$—	$—	$(2)	$—	Interest expense and amortization of debt discount [3]
Cash flow hedges:
Interest rate swaps	26	2	2	(3)	4	6	Interest expense and amortization of debt discount
Foreign currency contracts	19	(30)	8	(18)	7	(5)	Cost of sales
Foreign currency contracts	(3)	(5)	25	—	(17)	(13)	Sundry income (expense) - net
Commodity contracts	(46)	37	57	(69)	10	(23)	Cost of sales
Net investment hedges:
Foreign currency contracts	116	(73)	5	—	—	—
Total derivatives designated as hedging instruments	$112	$(69)	$97	$(90)	$2	$(35)
Derivatives not designated as hedging instruments:
Foreign currency contracts	$—	$—	$—	$101	$(289)	$(180)	Sundry income (expense) - net
Commodity contracts	—	—	—	(12)	(9)	6	Cost of sales
Total derivatives not designated as hedging instruments	$—	$—	$—	$89	$(298)	$(174)
Total derivatives	$112	$(69)	$97	$(1)	$(296)	$(209)

1.	OCI is defined as other comprehensive income (loss).

2.	Pretax amounts.

3.	Gain (loss) recognized in income of derivatives is offset by gain (loss) recognized in income of the hedged item.